APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.     Name  and  Address  of  Issuer:

       Manning  &  Napier  Insurance  Fund,  Inc.
       1100  Chase  Square
       Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the
       issuer, check  the  box  but  do  not  list  series  or  classes):   [X]


3.     Investment  Company  Act  File  Number:   811-7439

       Securities  Act  File  Number:            33-64667

4(a).  Last  day  of  fiscal  year  for  which  this  notice  is  filed:

       December  31,  1998

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year)
       (See instruction A.2):[  ]

       Note: If the Form is being filed late, interest must be paid on The registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


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5.     Calculation  of  registration  fees

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                        $         609,406

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                        $         (201,434)

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                       $          0

       (iv) Total available redemption credits [add Items 5(ii) and 5 (iii)]:

                                                      -$          201,434

       (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                       $          407,972

       (vi)  Redemption  credits  available  for  use  in  future  years
             -if  Item  5(i)  is  less  than  Item  5(iv)  [subtract
             Item  5(iv)  from  Item  5  (i)]:

                                                        $         (  0  )

       (vii)  Multiplier  for  determining  registration  fee  (See
              Instruction  C.9)

                                                        X        .000278

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter '0' if no fee is due):

                                                       =$         113.42

6.     Prepaid  Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of
securities  (number  of  shares  or  other  unites)  deducted  here:          .
If  there  is  a     number  of  shares  or  other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal  years,  then     state  that  number  here:                           .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                       +$         0

8.     Total  of  the  amount  of the registration fee due plus any interest due
       [line  5(viii)  plus  line  7]:

                                                       -$         113.42

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                            3/19/99
       Method  of  Delivery     [  X  ]     Wire  Transfer
                                [     ]     Mail  or  other  means
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                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:
                 /s/Jodi  L.  Hedberg
                    Jodi  L.  Hedberg,  Corporate  Secretary

Date:  March  23,  1999

  -     Please print name and title of the signing officer below the signature.
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